Other Expense, Net (Schedule of Specific Components Of Other Expense, Net) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Other Expense, Nonoperating [Line Items]
Foreign currency exchange	$ (18)	$ (9)	$ (26)
Accounts receivable discount expense	(7)	(9)	(6)
Gain on liabilities subject to compromise			14
Other	(1)	4	2
Other expense, net	$ (26)	$ (14)	$ (16)